FAIR VALUE MEASUREMENTS, Assets Held in Trust Account (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets held in Trust Account [Abstract]
Assets held in Trust Account	$ 300,110,102	$ 300,011,579
US Treasury Securities [Member]
Assets held in Trust Account [Abstract]
Assets held in Trust Account	$ 300,110,102	300,010,878
Cash [Member]
Assets held in Trust Account [Abstract]
Assets held in Trust Account		$ 701